Other Income - Schedule of Other Income (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Other Income [Abstract]
Exchange gain on foreign currency translation, net	$ 148,444	$ 18,909	$ 34,400
Others	988	126	11,264
Total	$ 149,432	$ 19,035	$ 45,664